Concentration of Credit Risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 Item	Dec. 31, 2012 Item
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	24
Time Charter
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	17
Time Charter | One Year
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	13
Time Charter | One To Two Years
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	2
Time Charter | Two to Three Years
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	1
Time Charter | Ten years
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	2
Sales Revenue, Net
Concentration Risk [Line Items]
Percentage of operating revenue	30.00%	59.00%
Number of charterers	3	4
One Time Charter | Sales Revenue, Net
Concentration Risk [Line Items]
Percentage of operating revenue	11.00%	23.00%
Two Time Charter | Sales Revenue, Net
Concentration Risk [Line Items]
Percentage of operating revenue	10.00%	14.00%
Three Time Charter | Sales Revenue, Net
Concentration Risk [Line Items]
Percentage of operating revenue	9.00%	11.00%
Four Time Charter | Sales Revenue, Net
Concentration Risk [Line Items]
Percentage of operating revenue		11.00%